FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 3,981	$ 1,942
Increase in contingent consideration	250	2,459
Payment in contingent consideration	(3,053)	(750)
Change in fair value of contingent consideration	(948)	0
Unrealized gains (losses), Losses	152	330
Closing balance	$ 382	$ 3,981